INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Income Before Income Tax, Domestic And Foreign [Line Items]
United States	$ (27,278)	$ (15,132)
Foreign	0	0
Total Income (Loss) before income taxes	$ (27,278)	$ (15,132)